John Hancock
Fundamental Global Franchise Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Shares	Value
Common stocks 98.9%		$273,491,609
(Cost $202,860,306)
Belgium 6.0%		16,619,813
Anheuser-Busch InBev SA/NV	264,089	16,619,813
France 6.6%		18,330,971
Danone SA	243,011	15,626,223
Sodexo SA	25,240	2,704,748
Italy 6.2%		16,987,609
Ferrari NV	29,955	10,752,647
Salvatore Ferragamo SpA	492,599	6,234,962
Netherlands 9.4%		26,020,377
EXOR NV	135,677	13,219,630
Heineken Holding NV	164,555	12,800,747
Spain 3.4%		9,518,054
Cellnex Telecom SA (A)(B)	249,305	9,518,054
Taiwan 3.3%		9,083,597
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	93,347	9,083,597
United Kingdom 5.7%		15,678,637
Associated British Foods PLC	251,567	7,575,711
GSK PLC	364,308	6,545,695
Haleon PLC	371,692	1,557,231
United States 58.3%		161,252,551
Alphabet, Inc., Class A (B)	20,822	2,759,540
Amazon.com, Inc. (B)	142,302	20,788,900
Analog Devices, Inc.	29,331	5,378,719
Atlanta Braves Holdings, Inc., Series C (B)	5,248	188,666
CarGurus, Inc. (B)	128,268	2,773,154
Cheniere Energy, Inc.	24,628	4,485,990
Comcast Corp., Class A	272,915	11,432,409
Crown Castle, Inc.	94,007	11,025,141
Danaher Corp.	16,262	3,631,467
eBay, Inc.	327,989	13,450,829
Group 1 Automotive, Inc.	15,063	4,249,272
KKR & Company, Inc.	66,786	5,065,050
Liberty Media Corp.-Liberty Formula One, Series A (B)	179,368	10,283,167
Liberty Media Corp.-Liberty Live, Series A (B)	7,755	255,527
Moderna, Inc. (B)	78,888	6,129,598
Nasdaq, Inc.	106,867	5,967,453
Oracle Corp.	86,394	10,039,847
Salesforce, Inc. (B)	48,537	12,226,470
Texas Instruments, Inc.	32,340	4,938,641
The Hain Celestial Group, Inc. (B)	139,460	1,474,092
The Walt Disney Company (B)	79,418	7,361,254
Vail Resorts, Inc.	11,658	2,533,400
Veralto Corp. (B)	5,476	423,021
Walmart, Inc.	71,673	11,158,769
Warner Brothers Discovery, Inc. (B)	309,299	3,232,175

2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.6%			$1,646,585
(Cost $1,646,585)
Short-term funds 0.6%			1,646,585
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.2014(C)	1,646,623	1,646,585

Total investments (Cost $204,506,891) 99.5%	$275,138,194
Other assets and liabilities, net 0.5%	1,365,300
Total net assets 100.0%	$276,503,494

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 11-30-23.
The fund had the following sector composition as a percentage of net assets on 11-30-23:
Consumer staples	24.0%
Consumer discretionary	22.0%
Communication services	17.3%
Information technology	15.1%
Financials	8.8%
Health care	5.9%
Real estate	4.0%
Energy	1.6%
Industrials	0.2%
Short-term investments and other	1.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$16,619,813	—	$16,619,813	—
France	18,330,971	—	18,330,971	—
Italy	16,987,609	$10,752,647	6,234,962	—
Netherlands	26,020,377	—	26,020,377	—
Spain	9,518,054	—	9,518,054	—
Taiwan	9,083,597	9,083,597	—	—
United Kingdom	15,678,637	—	15,678,637	—
United States	161,252,551	161,252,551	—	—
Short-term investments	1,646,585	1,646,585	—	—
Total investments in securities	$275,138,194	$182,735,380	$92,402,814	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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